Debt - Summary of Debt - Senior Secured Credit Facility (Details) $ in Thousands				12 Months Ended
	Nov. 16, 2017	Apr. 06, 2017	Oct. 03, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt
Aggregate principal amount				$ 2,028,993	$ 2,060,700
Debt issuance costs and debt discounts				38,471
Term Loan Facility
Debt
Aggregate principal amount			$ 1,550,000	1,483,993	1,530,700
interest rates increase (decrease)			0.10%
Redemption (as a percent)			0.25%
Excess cash payment				31,378
Revolving Credit Facility
Debt
Aggregate principal amount			$ 175,000	45,000	30,000
Collateralized amount				2,002
Letter of credit
Debt
Sublimit			25,000
Collateralized amount				38
Amended Term Loan Facility
Debt
Aggregate principal amount					1,534,539
interest rates increase (decrease)	0.10%	0.10%
Redemption (as a percent)	101.00%	101.00%
Debt issuance costs and debt discounts					$ 13,892
Percentage of step-down in margin					0.25
Senior Unsecured Notes
Debt
Aggregate principal amount			500,000	$ 500,000	$ 500,000
Redemption (as a percent)				100.00%
Collateralized amount				$ 9,639
Camelot Finance LP | Term Loan Facility
Debt
Aggregate principal amount			651,000
Camelot Cayman LP | Term Loan Facility
Debt
Aggregate principal amount			$ 899,000
LIBOR | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)			3.25%
LIBOR | Amended Term Loan Facility
Debt
Interest rate spread (as a percentage)	3.25%	3.50%
Prime | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)			2.25%
Prime | Amended Term Loan Facility
Debt
Interest rate spread (as a percentage)	2.25%	2.25%